Overview (Details) - Mr. Man Tak Lau [Member] - MYR (RM)	Dec. 14, 2022	Dec. 21, 2022
TEM Electronics (M) Sdn Bhd [Member]
Overview [Line Items]
Percentage of ownership interest in subsidiary, transfer of ownership from one subsidiary to other	100.00%
TEM SP Limited [Member]
Overview [Line Items]
Consideration received by controlling shareholder in connection with transfer of ownership in one subsidiary to another (in Ringgits)	RM 20,143,836
Percentage of ownership interest in subsidiary, transfer of ownership from subsidiary to parent		100.00%